Fair Value of Financial Instruments (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Assets and liabilities measured at fair value
Non-interest income: Fair value adjustment loss	$ 0	$ (20)	$ (2)	$ (57)	$ (58)	$ (166)	$ (581)
Interest rate swap
Assets and liabilities measured at fair value
Non-interest income: Fair value adjustment loss	$ 0	$ (20)	$ (2)	$ (57)	$ (58)	$ (166)	$ (581)